UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number________________811-09086 ________________________________________

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022

(Address of principal executive offices)	(Zip code)

R. Michael Thorfinnson, President, TD Asset Management USA Funds Inc.,399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 30.9%
Baton Rouge Parish, Exxon Project, AMT, RB
0.31%, 8/1/16 (A)	$9,000,000	$9,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.44%, 8/4/16 (A)	22,700,000	22,700,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.43%, 8/3/16 (A)	10,900,000	10,900,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.43%, 8/3/16 (A)	6,500,000	6,500,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.46%, 9/30/16 (A)	13,550,000	13,550,000
California State, MFA, Exxon Mobile Project, AMT, RB
0.34%, 8/1/16 (A)	13,300,000	13,300,000
California State, TECP
0.46%, 8/3/16	14,000,000	14,000,000
0.47%, 8/4/16	12,500,000	12,500,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.40%, 8/1/16 (A)	1,000,000	1,000,000
County of Uinta Wyoming, RB
0.35%, 8/1/16 (A)	13,205,000	13,205,000
Dallas Area Rapid Transit, TECP
0.49%, 9/15/16	15,000,000	15,000,000
0.50%, 10/18/16	20,000,000	20,000,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.32%, 8/1/16 (A)	12,350,000	12,350,000
Illinois State, Educational Facilities Authority, TECP
0.42%, 9/7/16	28,000,000	28,000,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.43%, 8/3/16 (A)	9,000,000	9,000,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.45%, 8/3/16 (A)	3,000,000	3,000,000
Indiana State, Finance Authority, RB
0.44%, 8/4/16 (A)	10,000,000	10,000,000
Jackson County Mississippi, Port Facility Revenue Adjusted Refunding, Chevron USA Incorporate Project, RB
0.30%, 8/1/16 (A)	13,000,000	13,000,000
Johns Hopkins University, TECP
0.44%, 8/2/16	25,000,000	25,000,000
Kern, Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.46%, 8/4/16 (A)	1,182,000	1,182,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.32%, 8/1/16 (A)	3,400,000	3,400,000
Long Island, Power Authority, TECP
0.52%, 4/28/17	40,625,000	40,625,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, RB
0.30%, 8/1/16 (A)	26,570,000	26,570,000
Lower Neches Valley Authority, IDC, RB
0.30%, 8/1/16 (A)	10,210,000	10,210,000
Massachusetts Port Authority, Ser R, RB, (LOC: U.S. Bank, N.A.)
0.44%, 8/3/16 (A) (B)	5,400,000	5,400,000
Michigan State University, TECP
0.44%, 9/20/16	23,000,000	23,000,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.45%, 8/4/16 (A)	17,000,000	17,000,000
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB
0.30%, 8/1/16 (A)	37,260,000	37,260,000
Mississippi State, Business Financial, Chevron USA Project, Ser D, RB
0.30%, 8/1/16 (A)	4,840,000	4,840,000
Mississippi State, Business Financial, Chevron USA Project, Ser E, RB
0.40%, 8/1/16 (A)	7,300,000	7,300,000
Montgomery County, TECP
0.45%, 8/2/16	19,600,000	19,600,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.45%, 8/4/16 (A)	16,090,000	16,090,000
Norfolk, Economic Development Authority, Sentara Healthcare Project, RB
0.45%, 8/4/16 (A)	11,500,000	11,500,000
NYS, HFA, Maestro West Chelsea Housing Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.45%, 8/3/16 (A)	15,000,000	15,000,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.45%, 8/3/16 (C)	19,250,000	19,250,000
Philadelphia, TECP
0.70%, 8/4/16	8,000,000	8,000,000
Providence Health & Services, TECP
0.43%, 8/15/16	24,000,000	24,000,000
0.43%, 8/18/16	24,000,000	24,000,000
0.44%, 9/13/16	27,000,000	27,000,000
Riverside County, Transportation Commission, TECP
0.45%, 9/8/16	4,000,000	4,000,000
Sacramento, Municipal Utility District, TECP
0.40%, 8/2/16	15,000,000	15,000,000
San Jose, Financing Authority, TECP
0.49%, 9/13/16	9,000,000	9,000,000
Sentara, Healthcare, TECP
0.68%, 8/4/16	3,320,000	3,320,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.42%, 8/4/16 (A)	18,200,000	18,200,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Texas A&M University, TECP
0.46%, 9/14/16	$18,000,000	$18,000,000
0.46%, 9/15/16	17,650,000	17,650,000
0.46%, 9/16/16	17,650,000	17,650,000
Texas State, Public Finance Authority, TECP
0.43%, 8/8/16	38,530,000	38,530,000
University of California, Ser AL-2, RB
0.42%, 8/4/16 (A)	6,100,000	6,100,000
University of California, Ser Z-1, RB
0.43%, 8/4/16 (A)	16,520,000	16,520,000
University of California, Ser Z-2, RB
0.44%, 8/4/16 (A)	13,500,000	13,500,000
University of Minnesota, TECP
0.45%, 8/9/16	31,620,000	31,620,000
0.42%, 8/16/16	9,800,000	9,800,000
University of Texas System, TECP
0.41%, 8/16/16	25,000,000	25,000,000
University of Virginia, TECP
0.43%, 8/8/16	10,400,000	10,400,000
TOTAL MUNICIPAL OBLIGATIONS		847,522,000
COMMERCIAL PAPER — 28.8%
BANKS — 6.6%
Australia & New Zealand Banking Group
0.54%, 8/15/16 (B)	25,000,000	24,994,750
Caisse Centrale Desjardins
0.52%, 8/8/16 (B)	25,000,000	24,997,472
0.63%, 8/24/16 (B)	25,000,000	24,989,938
Commonwealth Bank of Australia
0.62%, 8/3/16 (B)	30,000,000	29,998,967
0.59%, 9/6/16 (B)	25,000,000	24,985,250
National Bank of Canada
0.46%, 9/19/16 (B)	25,000,000	24,981,625
0.52%, 10/18/16 (B)	25,000,000	24,965,333
		179,913,335
INDUSTRIAL & OTHER COMMERCIAL PAPER — 22.2%
Alphabet
0.56%, 8/3/16 (B)	22,000,000	21,999,462
0.46%, 8/17/16 (B)	32,950,000	32,943,263
Apple
0.37%, 8/12/16 (B)	25,000,000	24,997,403
0.37%, 8/19/16 (B)	25,000,000	24,994,125
Army and Air Force Exchange Service
0.41%, 8/29/16 (B)	70,000,000	69,980,400
CDP Financial
0.57%, 8/18/16 (B)	26,000,000	25,993,002
Export Development Canada
0.60%, 8/15/16	25,000,000	24,994,167
Microsoft
0.37%, 8/17/16 (B)	25,000,000	24,995,444
0.39%, 9/7/16 (B)	25,000,000	24,988,951
0.39%, 9/28/16 (B)	25,000,000	24,982,278
Northwestern University
2.54%, 8/11/16	30,000,000	29,996,250
0.51%, 8/30/16	20,000,000	19,992,911
Ontario Teachers' Finance Trust
0.67%, 9/21/16 (B)	30,000,000	29,972,375
0.70%, 10/4/16 (B)	17,811,000	17,790,102
Province of Ontario Canada
0.41%, 8/30/16	35,000,000	34,988,722
PSP Capital
0.51%, 8/5/16 (B)	25,000,000	24,998,583
0.65%, 8/10/16 (B)	23,500,000	23,496,181
Toyota Motor Credit
0.67%, 11/7/16	15,000,000	14,972,642
Trinity Health
0.51%, 8/4/16	26,000,000	25,999,068
University of California
0.43%, 8/4/16	30,000,000	29,998,925
0.45%, 8/16/16	3,500,000	3,499,344
Yale University
0.41%, 8/16/16	45,000,000	44,991,000
0.43%, 9/8/16	8,750,000	8,745,844
		610,310,442
TOTAL COMMERCIAL PAPER		790,223,777
U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.3%
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 1.3%
0.27%, 8/30/16 (D)	34,000,000	33,992,605

FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 10.0%
0.64%, 8/17/16 (D)	100,000,000	99,985,778
0.90%, 8/29/16 (D)	75,000,000	74,982,500
0.60%, 8/30/16 (D)	100,000,000	99,975,833
		274,944,111
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		308,936,716
CORPORATE OBLIGATIONS — 6.4%
BANKS — 4.9%
Australia & New Zealand Banking Group NY MTN
1.25%, 1/10/17	20,000,000	20,031,842
Bank of Montreal IL
1.04%, 2/1/17 (C)	20,000,000	20,000,000
Bank of Nova Scotia
0.93%, 2/23/17 (C)	14,200,000	14,203,712
Royal Bank of Canada MTN
1.45%, 9/9/16	14,392,000	14,403,977
1.12%, 9/9/16 (C)	15,000,000	15,006,903
1.20%, 1/23/17	10,000,000	10,014,157
State Street Bank & Trust
0.82%, 12/7/16 (C)	25,000,000	25,000,000
Wells Fargo Bank
0.88%, 11/16/16 (C)	10,000,000	10,002,090
Westpac Banking
2.45%, 11/28/16 (B)	6,300,000	6,334,336
		134,997,017
DOMESTIC/FOREIGN BANK SUPPORTED — 1.0%
Corporate Finance Managers, Ser B (LOC: Wells Fargo Bank, N.A.)
0.49%, 8/4/16 (C)	25,400,000	25,400,000
PCP Investors (LOC: Wells Fargo Bank, N.A.)
0.49%, 8/4/16 (C)	1,070,000	1,070,000
		26,470,000
FINANCIALS — 0.1%
Partisan Property
0.51%, 8/3/16 (C)	3,831,550	3,831,550

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INDUSTRIAL — 0.4%
Toyota Motor Credit MTN
0.74%, 9/23/16 (C)	$10,000,000	$10,002,215

TOTAL CORPORATE OBLIGATIONS		175,300,782
U.S. TREASURY OBLIGATION — 3.6%
U.S. Treasury Bills
0.50%, 9/29/16	100,000,000	99,958,700

TOTAL U.S. TREASURY OBLIGATION		99,958,700
CERTIFICATES OF DEPOSIT — 3.3%
Canadian Imperial Bank of Commerce
0.54%, 8/26/16	30,000,000	30,000,208
0.65%, 10/11/16	25,000,000	25,000,000
Westpac Banking
0.81%, 8/24/16	10,000,000	10,001,970
0.92%, 1/17/17	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		90,002,178
REGIONAL GOVERNMENT OBLIGATIONS — 2.1%
International Bank for Reconstruction and Development DN
0.18%, 8/30/16 (D)	40,000,000	39,989,689
Province of Ontario Canada
1.60%, 9/21/16	1,101,000	1,102,652
Province of Quebec Canada
5.13%, 5/14/16	15,473,000	15,669,491
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		56,761,832
REPURCHASE AGREEMENTS — 13.5%
Counterparty: Bank of Montreal
0.28% dated 7/26/16, due 8/2/16
in the amount of $50,002,333, fully collateralized by U.S. Treasury obligations, par value $900 - $30,960,600, coupon range 0.00% - 8.75%, maturity range 7/31/16 - 1/15/29, value $51,000,032	50,000,000	50,000,000
Counterparty: Bank of Montreal
0.30% dated 7/29/16, due 8/1/16
in the amount of $35,950,899, fully collateralized by U.S. Treasury obligations, par value $639,800 - $11,239,600, coupon range 0.50% - 2.50%, maturity range 2/28/17 - 5/15/46, value $36,669,070	35,950,000	35,950,000
Counterparty: Bank of Nova Scotia
0.33% dated 7/29/16, due 8/1/16
in the amount of $235,006,462, collateralized by U.S. Treasury obligations, par value $2,202,000 - $55,590,000, coupon range 0.375% - 5.355%, maturity range 4/25/17 - 7/15/23, value $239,706,642	235,000,000	235,000,000
Counterparty: RBC Capital Markets
0.30% dated 7/29/16, due 8/1/16
in the amount of $50,001,250, fully collateralized by a $49,929,100 U.S. Treasury obligation, coupon 1.625%, maturity 5/31/23, value $51,000,056	50,000,000	50,000,000
TOTAL REPURCHASE AGREEMENTS		370,950,000

TOTAL INVESTMENTS
(Cost $2,739,655,985)† — 99.9%		2,739,655,985
OTHER ASSETS AND LIABILITIES, NET — 0.1%		3,231,816
NET ASSETS — 100.0%		$2,742,887,801

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2016. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities amounted to $563,779,240 or 20.55% of net assets of the Portfolio.
(C)	Variable rate security. The rate shown is the current rate on July 31, 2016. Date shown represents the final maturity date.
(D)	The rate shown is the effective yield at time of purchase.

AMT — Alternative Minimum Tax
DN — Discount Note EFA — Educational Facilities Authority HFA — Housing Finance Agency IDA — Industrial Development Authority IDC — Industrial Development Corp.
LOC — Letter of Credit MFA — Municipal Finance Authority MTN — Medium Term Note
N.A. — National Association
NYS — New York State PCFA — Pollution Control Financing Authority RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of July 31, 2016, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Government Portfolio • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 67.0%
FANNIE MAE — 1.8%
0.63%, 8/26/16 (A)	$5,000,000	$5,000,273
1.25%, 9/28/16 (A)	3,000,000	3,003,654
1.38%, 11/15/16 (A)	5,000,000	5,013,147
0.75%, 3/28/17 (A)	4,000,000	4,000,780
0.75%, 5/15/17 (A)	6,400,000	6,400,436
		23,418,290
FANNIE MAE, DISCOUNT NOTE — 11.5%
0.30%, 8/1/16 (A) (B)	40,000,000	40,000,000
0.58%, 8/15/16 (A) (B)	6,745,000	6,743,479
0.36%, 8/17/16 (A) (B)	14,000,000	13,997,760
0.46%, 9/2/16 (A) (B)	15,000,000	14,994,933
0.42%, 11/16/16 (A) (B)	30,000,000	29,962,550
0.35%, 12/16/16 (A) (B)	40,000,000	39,946,722
		145,645,444
FEDERAL FARM CREDIT BANK — 3.2%
0.50%, 10/11/16 (C)	10,000,000	10,002,372
0.56%, 12/14/16 (C)	15,000,000	14,999,718
0.60%, 12/27/16	10,000,000	10,006,953
0.55%, 2/27/17 (C)	900,000	899,821
0.52%, 7/25/17 (C)	5,000,000	4,999,490
		40,908,354
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 15.1%
0.57%, 8/2/16 (B)	15,000,000	14,999,763
0.30%, 8/3/16 (B)	30,000,000	29,999,508
0.29%, 8/4/16 (B)	5,000,000	4,999,879
0.47%, 8/12/16 (B)	12,500,000	12,498,205
0.48%, 8/19/16 (B)	25,000,000	24,994,000
0.29%, 8/29/16 (B)	15,000,000	14,996,617
0.38%, 9/14/16 (B)	12,500,000	12,494,194
0.30%, 9/21/16 (B)	12,500,000	12,494,687
0.42%, 10/19/16 (B)	12,500,000	12,488,479
0.50%, 2/16/17 (B)	45,000,000	44,875,625
0.53%, 7/5/17 (B)	6,500,000	6,467,655
		191,308,612
FEDERAL HOME LOAN BANK — 6.5%
0.43%, 8/17/16 (C)	19,560,000	19,560,079
0.54%, 9/23/16 (C)	25,000,000	25,000,000
0.57%, 10/19/16 (C)	20,000,000	20,000,000
0.65%, 4/28/17	18,000,000	18,000,000
		82,560,079
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 10.7%
0.32%, 8/17/16 (B)	50,000,000	49,992,889
0.31%, 10/4/16 (B)	50,000,000	49,972,445
0.42%, 10/5/16 (B)	35,000,000	34,973,458
		134,938,792
FREDDIE MAC — 3.3%
2.00%, 8/25/16 (A)	2,549,000	2,551,486
0.47%, 9/16/16 (A) (C)	6,500,000	6,499,759
0.88%, 10/14/16 (A)	25,000,000	25,018,409
1.00%, 3/8/17 (A)	7,500,000	7,513,412
		41,583,066
FREDDIE MAC, DISCOUNT NOTE — 14.9%
0.46%, 8/12/16 (A) (B)	12,500,000	12,498,262
0.35%, 9/6/16 (A) (B)	3,000,000	2,998,950
0.33%, 9/8/16 (A) (B)	25,000,000	24,991,292
0.34%, 9/20/16 (A) (B)	25,000,000	24,988,194
0.33%, 10/17/16 (A) (B)	37,979,000	37,952,193
0.25%, 10/20/16 (A) (B)	35,000,000	34,980,556
0.44%, 11/16/16 (A) (B)	25,000,000	24,967,306
0.37%, 12/19/16 (A) (B)	25,000,000	24,964,028
		188,340,781
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		848,703,418
COMMERCIAL PAPER — 3.9%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 3.9%
Army and Air Force Exchange Service
0.30%, 8/1/16 (D)	50,000,000	50,000,000

TOTAL COMMERCIAL PAPER		50,000,000
U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bills
0.22%, 10/13/16 (B)	20,000,000	19,991,281
0.24%, 11/25/16	15,000,000	14,988,642
TOTAL U.S. TREASURY OBLIGATIONS		34,979,923
REPURCHASE AGREEMENTS — 26.2%
Counterparty: Bank of Montreal
0.28% dated 7/26/16, due 8/2/16
in the amount of $25,001,167, fully collateralized by U.S. Treasury obligations, par value $11,400 - $10,517,700, coupon range 0.50% - 4.25%, maturity range 2/28/17 - 5/15/46, value $25,500,057	25,000,000	25,000,000
Counterparty: Bank of Montreal
0.30% dated 7/29/16, due 8/1/16
in the amount of $41,857,046, fully collateralized by a $41,340,400 U.S. Treasury obligation, coupon 1.625%, maturity 7/31/20, value $42,693,211	41,856,000	41,856,000
Counterparty: Bank of Nova Scotia
0.33% dated 7/29/16, due 8/1/16
in the amount of $165,004,538, fully collateralized by U.S. Treasury obligations, par value $922,000 - $35,708,000, coupon range 0.875% - 6.625%, value $168,305,496	165,000,000	165,000,000
Counterparty: RBC Capital Markets
0.30% dated 7/29/16, due 8/1/16
in the amount of $100,002,500, fully collateralized by a $100,408,000 U.S. Treasury obligation, coupon 1.50%, maturity 3/31/23, value $102,000,073	100,000,000	100,000,000
TOTAL REPURCHASE AGREEMENTS		331,856,000

TOTAL INVESTMENTS
(Cost $1,265,539,341)† — 99.9%		1,265,539,341
OTHER ASSETS AND LIABILITIES, NET — 0.1%		1,097,071
NET ASSETS — 100.0%		$1,266,636,412

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on July 31, 2016. Date shown represents the final maturity date.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Government Portfolio • Schedule of Investments

July 31, 2016 (unaudited)

(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities amounted to $50,000,000 or 3.95% of net assets of the Portfolio.

As of July 31, 2016, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.4%
ALABAMA — 0.5%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.51%, 8/4/16 (A)	$4,650,000	$4,650,000

ARIZONA — 1.4%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.40%, 8/1/16 (A)	12,870,000	12,870,000

CALIFORNIA — 17.5%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.44%, 8/4/16 (A)	18,800,000	18,800,000
California State, GO
2.00%, 8/1/16	17,300,000	17,300,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.43%, 8/3/16 (A)	5,000,000	5,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.46%, 9/30/16 (A)	20,000,000	20,000,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.25%, 8/1/16 (A)	2,900,000	2,900,000
California State, TECP
0.43%, 9/6/16	6,020,000	6,020,000
California Statewide, Community Development Authority, Ser B, RB
0.52%, 8/4/16 (A)	11,500,000	11,500,000
Irvine Ranch Water District, Ser A-2, SAB
0.52%, 8/4/16 (A)	6,500,000	6,500,000
Los Angeles, Ser A, GO
2.00%, 3/30/17	10,000,000	10,092,866
Los Angeles, Ser B, GO
3.00%, 6/29/17	3,775,000	3,854,095
Metropolitan Water District of Southern California, Ser E, RB
0.52%, 8/4/16 (A)	6,000,000	6,000,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.41%, 8/3/16 (A)	12,660,000	12,660,000
Sacramento, Municipal Utility District, TECP
0.40%, 8/2/16	10,000,000	10,000,000
University of California, Ser AL-2, RB
0.42%, 8/4/16 (A)	27,500,000	27,500,000
		158,126,961
COLORADO — 1.3%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.54%, 8/4/16 (A)	1,840,000	1,840,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.49%, 8/4/16 (A)	4,760,000	4,760,000
Colorado State, Ser A, RB
2.00%, 6/27/17	5,000,000	5,062,857
		11,662,857
FLORIDA — 0.9%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.49%, 8/3/16 (A) (B)	6,315,000	6,315,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.49%, 8/3/16 (A) (B)	2,000,000	2,000,000
		8,315,000
GEORGIA — 7.9%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.45%, 8/4/16 (A)	3,050,000	3,050,000
Georgia State, Ser G, GO
5.00%, 10/1/16	18,790,000	18,932,425
5.00%, 12/1/16	1,400,000	1,421,052
Main Street Natural Gas, Sub-Ser A1, RB
0.55%, 8/4/16 (A)	10,285,000	10,285,000
Main Street Natural Gas, Sub-Ser A2, RB
0.56%, 8/4/16 (A)	21,000,000	21,000,000
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
0.45%, 8/3/16 (A)	16,200,000	16,200,000
		70,888,477
IDAHO — 0.6%
Idaho State, GO
2.00%, 6/30/17	5,000,000	5,059,037

ILLINOIS — 5.2%
Illinois State, EFA, TECP
0.41%, 9/6/16	17,075,000	17,075,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.45%, 8/4/16 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.46%, 8/4/16 (A)	3,700,000	3,700,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.43%, 8/3/16 (A)	16,300,000	16,300,000
Illinois State, Finance Authority, Riverside Health System Project, RB
0.46%, 8/4/16 (A)	1,960,000	1,960,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.54%, 8/4/16 (A)	2,100,000	2,100,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.55%, 8/3/16 (A)	$3,630,000	$3,630,000
		46,565,000
INDIANA — 0.7%
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.45%, 8/3/16 (A)	700,000	700,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.44%, 8/4/16 (A)	2,700,000	2,700,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.42%, 8/3/16 (A)	2,900,000	2,900,000
		6,300,000
IOWA — 1.3%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.45%, 8/4/16 (A)	5,895,000	5,895,000
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.57%, 8/4/16 (A)	650,000	650,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.49%, 8/4/16 (A)	4,895,000	4,895,000
		11,440,000
KENTUCKY — 0.8%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.49%, 8/3/16 (A)	7,500,000	7,500,000

MARYLAND — 6.3%
Johns Hopkins University, TECP
0.47%, 9/7/16	16,508,000	16,508,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.60%, 9/1/16 (A)	14,910,000	14,910,000
Montgomery County, GO
0.42%, 8/4/16	20,000,000	20,000,000
Montgomery County, Ser A, GO
5.00%, 11/1/16	5,000,000	5,058,904
		56,476,904
MASSACHUSETTS — 4.3%
Boston, Water and Sewer System, TECP
0.44%, 8/2/16	6,250,000	6,250,000
Massachusetts State, HEFA, Harvard University Project, Ser R, RB
0.30%, 8/1/16 (A)	2,015,000	2,015,000
Massachusetts State, HEFA, TECP
0.39%, 8/3/16	8,151,000	8,151,000
0.48%, 9/2/16	17,381,000	17,381,000
Massachusetts State, Port Authority, Harborside Hyatt Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.47%, 8/3/16 (A) (C)	5,000,000	5,000,000
		38,797,000
MICHIGAN — 4.4%
Board of Trustees of the Michigan State University, TECP
0.48%, 9/6/16	6,040,000	6,040,000
Michigan State University, RB
0.44%, 8/3/16 (A)	9,500,000	9,500,000
Michigan State, Finance Authority, CHE Trinity Health Credit Group Project, RB
0.60%, 9/1/16 (A)	1,850,000	1,850,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.52%, 8/4/16 (A)	7,800,000	7,800,000
Michigan State, Hospital Financing Authority, TECP
0.40%, 8/3/16	2,400,000	2,400,000
University of Michigan, Ser B, RB, (LOC: Northern Trust Company)
0.30%, 8/1/16 (A)	4,300,000	4,300,000
University of Michigan, Ser D-1, RB
0.30%, 8/1/16 (A)	2,550,000	2,550,000
University of Michigan, Ser D-2, RB
0.44%, 8/4/16 (A)	4,840,000	4,840,000
		39,280,000
MINNESOTA — 4.9%
Jacksonville, TECP
0.51%, 8/3/16	5,000,000	5,000,000
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.45%, 8/4/16 (A)	10,750,000	10,750,000
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.40%, 8/3/16 (A)	8,000,000	8,000,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.42%, 8/4/16 (A)	5,785,000	5,785,000
University of Minnesota, TECP
0.40%, 8/3/16	7,000,000	7,000,000
0.44%, 8/4/16	4,200,000	4,200,000
0.42%, 9/8/16	3,000,000	3,000,000
		43,735,000
MISSISSIPPI — 2.8%
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB
0.35%, 8/1/16 (A)	4,100,000	4,100,000
Mississippi State, Business Finance, Chevron USA Project, Ser B, RB
0.39%, 8/1/16 (A)	3,600,000	3,600,000
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.30%, 8/1/16 (A)	2,800,000	2,800,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
0.39%, 8/1/16 (A)	$2,215,000	$2,215,000
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
0.30%, 8/1/16 (A)	5,800,000	5,800,000
Mississippi State, Business Finance, Chevron USA Project, Ser L, RB
0.39%, 8/1/16 (A)	900,000	900,000
Mississippi State, Business Finance, Ser B, RB
0.40%, 8/1/16 (A)	5,925,000	5,925,000
		25,340,000
MISSOURI — 0.7%
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.45%, 8/3/16 (A)	6,500,000	6,500,000

MULTI-STATE — 0.5%
Freddie Mac, MFC, Ser M031, RB
0.47%, 8/4/16 (A) (B)	4,540,000	4,540,000

NEVADA — 0.6%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.44%, 8/3/16 (A)	5,800,000	5,800,000

NEW MEXICO — 4.9%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.44%, 8/4/16 (A)	16,000,000	16,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.45%, 8/4/16 (A)	28,100,000	28,100,000
		44,100,000
NEW YORK — 5.8%
MTA, Ser E-3, RB, (LOC: PNC Bank, N.A.)
0.44%, 8/4/16 (A)	7,600,000	7,600,000
MTA, Sub-Ser E-1, RB, (LOC: U.S. Bank, N.A.)
0.37%, 8/1/16 (A)	4,500,000	4,500,000
Nassau, Health Care, Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.46%, 8/5/16 (A)	1,500,000	1,500,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3A, RB, (LIQ: CALSTRS/State Street Bank & Trust Co.)
0.37%, 8/1/16 (A)	4,100,000	4,100,000
NYC, Ser G, GO
5.00%, 8/1/16	3,000,000	3,000,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.37%, 8/1/16 (A)	4,800,000	4,800,000
NYC, Sub-Ser I-6, GO, (LOC: CALSTRS)
0.37%, 8/1/16 (A)	3,600,000	3,600,000
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.47%, 8/3/16 (A)	11,700,000	11,700,000
Port Authority of New York & New Jersey, TECP
0.52%, 10/5/16	11,630,000	11,630,000
		52,430,000
OHIO — 1.1%
Franklin County, RB
0.45%, 8/3/16 (A)	10,000,000	10,000,000

OREGON — 4.1%
Oregon State, Ser 9, GO
0.43%, 8/4/16 (A)	3,630,000	3,630,000
Oregon State, Ser A, GO
2.00%, 6/30/17	8,500,000	8,608,612
Oregon State, Ser A, TRAN
2.00%, 9/15/16	25,000,000	25,053,904
		37,292,516
PENNSYLVANIA — 6.0%
Pennsylvania State University, Ser B, RB
0.66%, 12/1/16 (A)	11,735,000	11,735,000
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.43%, 8/3/16 (A)	24,000,000	24,000,000
University of Pittsburgh, RB
2.00%, 8/15/17	6,000,000	6,086,626
University of Pittsburgh, TECP
0.50%, 8/16/16	6,000,000	6,000,000
0.50%, 9/1/16	6,000,000	6,000,000
		53,821,626
TEXAS — 9.0%
Dallas Area Rapid Transit, TECP
0.44%, 8/11/16	10,000,000	10,000,000
0.50%, 10/6/16	10,000,000	10,000,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.32%, 8/1/16 (A)	1,100,000	1,100,000
Harris County, Ser B, GO
4.00%, 10/1/16	4,000,000	4,024,777
Houston Airport System, TECP
0.48%, 9/1/16	13,000,000	13,000,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.31%, 8/1/16 (A)	2,200,000	2,200,000
Lower Neches Valley Authority, IDC, RB
0.34%, 8/1/16 (A)	2,200,000	2,200,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.45%, 8/3/16 (A)	3,000,000	3,000,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.46%, 8/4/16 (A) (B)	5,300,000	5,300,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of Texas, Financing System Project, Ser B, RB
0.44%, 8/4/16 (A)	$7,850,000	$7,850,000
University of Texas, Permanent University Funding System, Ser A, RB
0.44%, 8/4/16 (A)	4,700,000	4,700,000
University of Texas, TECP
0.43%, 8/9/16	11,000,000	11,000,000
0.48%, 9/2/16	7,202,000	7,202,000
		81,576,777
UTAH — 1.2%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.45%, 8/4/16 (A)	10,625,000	10,625,000

VIRGINIA — 3.0%
Norfolk Economic Development Authority, TECP
0.46%, 9/8/16	1,700,000	1,700,000
Norfolk, Economic Development Authority, Sentara Healthcare Project, RB
0.45%, 8/4/16 (A)	10,000,000	10,000,000
University of Virginia, TECP
0.40%, 8/2/16	2,500,000	2,500,000
0.43%, 8/8/16	13,000,000	13,000,000
		27,200,000
WASHINGTON — 2.3%
Olympia, Economic Development, Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.50%, 8/4/16 (A)	700,000	700,000
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.60%, 8/4/16 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.46%, 8/4/16 (A) (B)	9,320,000	9,320,000
Washington State, HFC, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.46%, 8/4/16 (A) (B)	6,365,000	6,365,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.46%, 8/4/16 (A) (B)	4,620,000	4,620,000
		21,105,000
WYOMING — 0.4%
Lincoln County, PCFA, Exxon Mobil Project, Ser A, AMT, RB
0.32%, 8/1/16 (A)	1,800,000	1,800,000
Sweetwater County, AMT, RB
0.40%, 8/1/16 (A)	1,900,000	1,900,000
		3,700,000
TOTAL MUNICIPAL OBLIGATIONS		905,697,155

TOTAL INVESTMENTS
(Cost $905,697,155)† — 100.4%	905,697,155
OTHER ASSETS AND LIABILITIES, NET — (0.4)%	(3,648,626)
NET ASSETS — 100.0%	$902,048,529

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2016. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities amounted to $5,000,000 or 0.55% of net assets of the Portfolio.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System DFA — Developmental Finance Authority EFA — Educational Facilities Authority
GO — General Obligation
HDA — Housing Development Authority

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

IDRB — Industrial Development Revenue Bond

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates MFH — Multi-Family Housing MTA — Metropolitan Transportation Authority
N.A. — National Association
NYC — New York City NYS — New York State PCFA — Pollution Control Financing Authority RB — Revenue Bond
SAB — Special Assessment Bond Ser — Series
TECP — Tax Exempt Commercial Paper
TRAN — Tax & Revenue Anticipation Note

As of July 31, 2016, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.4%
CALIFORNIA — 99.4%
ABAG Finance Authority for Nonprofit, Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.45%, 8/4/16 (A) (B)	$6,600,000	$6,600,000
Bay Area Toll Authority, Ser G1, RB, (LOC: U.S. Bank N.A.)
0.43%, 8/4/16 (B)	5,000,000	5,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.44%, 8/4/16 (B)	7,000,000	7,000,000
California State, EFA, Stanford University Project, Ser L-6, RB
0.43%, 8/3/16 (B)	3,400,000	3,400,000
California State, GO
2.00%, 8/1/16	7,700,000	7,700,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.43%, 8/3/16 (B)	200,000	200,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank, N.A.)
0.43%, 8/3/16 (B)	5,800,000	5,800,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser B, RB, (LOC: Bank of Montreal)
0.43%, 8/3/16 (B)	6,725,000	6,725,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser C, RB, (LOC: Bank of Montreal)
0.43%, 8/3/16 (B)	7,800,000	7,800,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.43%, 8/3/16 (B)	17,500,000	17,500,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.43%, 8/4/16 (B)	6,150,000	6,150,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.42%, 8/3/16 (B)	4,310,000	4,310,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB, (LOC: Northern Trust Company)
0.37%, 8/1/16 (B)	3,200,000	3,200,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB, (LOC: Wells Fargo Bank, N.A.)
0.39%, 8/3/16 (B)	4,000,000	4,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.50%, 8/3/16	8,000,000	8,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.46%, 9/30/16 (B)	7,000,000	7,000,000
California State, Infrastructure & Economic Development Bank, Los Angeles Museum Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.32%, 8/1/16 (B)	6,100,000	6,100,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust Co.)
0.32%, 8/1/16 (B)	300,000	300,000
California State, MFA, Chevron USA Recovery Project, Ser A, RB
0.20%, 8/1/16 (B)	615,000	615,000
California State, MFA, Chevron USA Recovery Project, Ser C, RB
0.24%, 8/1/16 (B)	5,145,000	5,145,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.41%, 8/4/16 (B)	6,300,000	6,300,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.41%, 8/4/16 (B)	1,600,000	1,600,000
California State, PCFA, Exxon Mobile Project, AMT, RB
0.24%, 8/1/16 (B)	5,000,000	5,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.40%, 8/1/16 (B)	4,175,000	4,175,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.30%, 8/1/16 (B)	2,300,000	2,300,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.25%, 8/1/16 (B)	6,900,000	6,900,000
California State University, RB
0.45%, 9/1/16	5,964,000	5,964,000
California Statewide, Community Development Authority, Chevron USA Recovery Project, RB
0.20%, 8/1/16 (B)	3,630,000	3,630,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.47%, 8/4/16 (A) (B)	9,500,000	9,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.46%, 8/4/16 (A) (B)	3,030,000	3,030,000
California Statewide, Community Development Authority, Pavilion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.46%, 8/4/16 (A) (B)	3,600,000	3,600,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.41%, 8/4/16 (B)	$11,000,000	$11,000,000
California Statewide, Community Development Authority, Ser B, RB
0.52%, 8/4/16 (B)	18,000,000	18,000,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser A, SAB, (LOC: State Street Bank & Trust Co.)
0.29%, 8/1/16 (B)	612,000	612,000
Irvine Ranch Water District, Ser A-1, SAB
0.52%, 8/4/16 (B)	13,500,000	13,500,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.46%, 8/4/16 (A) (B)	6,800,000	6,800,000
Los Angeles, GO
0.45%, 8/2/16	11,775,000	11,775,000
3.00%, 6/30/17	12,000,000	12,253,373
Los Angeles, Ser A, GO
2.00%, 3/30/17	10,000,000	10,092,866
Los Angeles, Ser B, GO
3.00%, 6/29/17	5,000,000	5,104,761
Metropolitan Water District of Southern California, Ser E, RB
0.52%, 8/4/16 (B)	15,000,000	15,000,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.41%, 8/3/16 (B)	10,800,000	10,800,000
Sacramento, Municipal Utility District, Ser M, RB, (LOC: State Street Bank & Trust Co.)
0.44%, 8/4/16 (B)	12,700,000	12,700,000
San Diego County, COP, (LOC: Northern Trust Company)
0.48%, 8/4/16 (B)	1,650,000	1,650,000
San Diego Unified School District, Ser A, GO
2.00%, 6/30/17	4,000,000	4,051,473
San Francisco City & County, RB
0.47%, 8/1/16	9,000,000	9,000,000
San Jose, Financing Authority, TECP
0.49%, 9/13/16	5,020,000	5,020,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.42%, 8/3/16 (B)	4,600,000	4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.45%, 8/4/16 (B)	1,275,000	1,275,000
Southern California Public Power Authority, Magnolia Power Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.39%, 8/3/16 (B)	7,500,000	7,500,000
University of California, Ser AL-1, RB
0.41%, 8/4/16 (B)	1,500,000	1,500,000
University of California, Ser AL-2, RB
0.42%, 8/4/16 (B)	5,400,000	5,400,000
University of California, Ser AL-4, RB
0.40%, 8/4/16 (B)	4,500,000	4,500,000
Ventura County, GO
2.00%, 7/1/17	10,000,000	10,122,711
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.43%, 8/3/16 (B)	11,300,000	11,300,000
TOTAL MUNICIPAL OBLIGATIONS		358,101,184

TOTAL INVESTMENTS
(Cost $358,101,184)† — 99.4%		358,101,184
OTHER ASSETS AND LIABILITIES, NET — 0.6%		2,012,079
NET ASSETS — 100.0%		$360,113,263

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2016. Date shown is the date on which the Portfolio can unconditionally demand payment.

ABAG — Association of Bay Area Government AMT — Alternative Minimum Tax
COP — Certificate of Participation EFA — Educational Facilities Authority GO — General Obligation
LOC — Letter of Credit
MFA — Municipal Finance Authority N.A. — National Association

PCFA — Pollution Control Financing Authority RB — Revenue Bond SAB — Special Assessment Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of July 31, 2016, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 97.8%
NEW YORK — 97.8%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.46%, 8/4/16 (A) (B)	$6,420,000	$6,420,000
Geneva, HFA, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.50%, 8/4/16 (B)	1,545,000	1,545,000
MTA, Ser E-3, RB, (LOC: PNC Bank, N.A.)
0.44%, 8/4/16 (B)	9,200,000	9,200,000
Nassau, Health Care, Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.46%, 8/5/16 (B)	9,000,000	9,000,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.46%, 8/3/16 (A) (B)	7,400,000	7,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.46%, 8/3/16 (A) (B)	9,000,000	9,000,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.46%, 8/3/16 (A) (B)	5,000,000	5,000,000
NYC, IDA, USA Waste Services, Ser DD-2, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.49%, 8/4/16 (B)	1,400,000	1,400,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.37%, 8/1/16 (B)	600,000	600,000
NYC, Ser I, GO
5.00%, 8/1/16	3,590,000	3,590,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.37%, 8/1/16 (B)	6,345,000	6,345,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.35%, 8/1/16 (B)	1,500,000	1,500,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.45%, 8/3/16 (B)	5,800,000	5,800,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A-5, RB
0.37%, 8/1/16 (B)	1,000,000	1,000,000
NYC, Trust for Cultural Resources, RB
0.52%, 8/4/16 (B)	6,000,000	6,000,000
NYC, Water & Sewer System, 2nd General Resolution Project, RB
0.39%, 8/1/16 (B)	1,500,000	1,500,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.39%, 8/1/16 (B)	3,500,000	3,500,000
NYC, Water & Sewer System, Ser B-3, RB
0.40%, 8/1/16 (B)	900,000	900,000
NYC, Water & Sewer System, Ser B-4, RB
0.37%, 8/1/16 (B)	2,000,000	2,000,000
NYC, Water & Sewer System, Ser DD-2, RB
0.39%, 8/1/16 (B)	500,000	500,000
NYS, Dormitory Authority, Columbia University, Ser A, RB
0.43%, 8/3/16 (B)	3,500,000	3,500,000
NYS, Dormitory Authority, Rockefeller University, Ser B, RB
0.44%, 8/4/16 (B)	9,025,000	9,025,000
NYS, Dormitory Authority, Ser A, RB
0.44%, 8/4/16 (B)	1,900,000	1,900,000
NYS, Dormitory Authority, Ser B, RB
0.44%, 8/4/16 (B)	1,900,000	1,900,000
NYS, Dormitory Authority, TECP
0.45%, 8/4/16	9,000,000	9,000,000
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.47%, 8/3/16 (B)	9,000,000	9,000,000
NYS, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.44%, 8/3/16 (A) (B)	6,000,000	6,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.47%, 8/3/16 (A) (B)	5,000,000	5,000,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.46%, 8/3/16 (A) (B)	1,000,000	1,000,000
NYS, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.44%, 8/3/16 (A) (B)	5,000,000	5,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.46%, 8/3/16 (A) (B)	6,850,000	6,850,000
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.42%, 8/3/16 (A) (B)	6,870,000	6,870,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.45%, 8/3/16 (B)	7,400,000	7,400,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.46%, 8/3/16 (A) (B)	2,950,000	2,950,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.44%, 8/3/16 (A) (B)	3,000,000	3,000,000
NYS, Urban Development, Ser A, RB
5.00%, 3/15/17	2,500,000	2,571,333
NYS, Urban Development, Ser C, RB
5.00%, 3/15/17	5,350,000	5,498,281
Onondaga County, Ser A, RB
0.40%, 8/3/16 (B)	8,500,000	8,500,000
Port Authority of New York & New Jersey, TECP
0.52%, 10/5/16	4,000,000	4,000,000
Triborough Bridge & Tunnel Authority, Ser A, RB
4.00%, 11/15/16	7,530,000	7,609,107

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Triborough Bridge & Tunnel Authority, Ser B, RB
2.00%, 11/15/16	$1,125,000	$1,130,460
TOTAL MUNICIPAL OBLIGATIONS		189,904,181

TOTAL INVESTMENTS
(Cost $189,904,181)† — 97.8%		189,904,181
OTHER ASSETS AND LIABILITIES, NET — 2.2%		4,239,281
NET ASSETS — 100.0%		$194,143,462

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2016. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System GO — General Obligation
HDC — Housing Development Corporation HFA — Housing Finance Authority IDA — Industrial Development Authority LIQ — Liquidity Agreement LOC — Letter of Credit
MTA — Metropolitan Transportation Authority N.A. — National Association
NYC — New York City NYS — New York State RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of July 31, 2016, all the investments are classified as Level 2 in accordance with the authoritative guidance on fair value measurements, and disclosure under U.S. GAAP. For the period ended July 31, 2016, there have been no transfers, between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATION — 31.3%
U.S. Treasury Bill
0.19%, 9/1/16	$5,000,000	$4,999,163

TOTAL U.S. TREASURY OBLIGATION		4,999,163
MUNICIPAL OBLIGATIONS — 20.1%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.40%, 8/1/16 (A)	600,000	600,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, RB
0.30%, 8/1/16 (A)	500,000	500,000
Mississippi Business Finance Corp., Ser E
0.39%, 8/1/16 (A)	600,000	600,000
NYC, Ser I-6, GO, (LOC: Bank of New York Mellon Trust)
0.37%, 8/1/16 (A)	600,000	600,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.42%, 8/3/16 (A)	300,000	300,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: U.S. Bank, N.A.)
0.37%, 8/3/16 (A)	600,000	600,000

TOTAL MUNICIPAL OBLIGATIONS		3,200,000

REPURCHASE AGREEMENTS — 48.7%
Counterparty: Bank of Montreal
0.30% dated 7/29/16, due 08/1/16
in the amount of $277,007, fully collateralized by a U.S. Treasury Note, par value $268,300, coupon 2.13%, maturity 8/31/20, value $282,565	277,000	277,000
Counterparty: Bank of Nova Scotia
0.33% dated 7/29/16, due 08/1/16
in the amount of $2,500,069, fully collateralized by a U.S. Treasury Note, par value $2,398,400, coupon 0.38%, maturity 7/15/23, value $2,550,153	2,500,000	2,500,000
Counterparty: RBC Capital Markets
0.30% dated 7/29/16, due 08/1/16
in the amount of $5,000,125, fully collateralized by a U.S. Treasury Note, par value $4,842,800, coupon 2.00%, maturity 2/15/22, value $5,100,093	5,000,000	5,000,000
TOTAL REPURCHASE AGREEMENTS		7,777,000

TOTAL INVESTMENTS
(Cost $15,976,163) †— 100.1%		15,976,163
OTHER ASSETS AND LIABILITIES, NET — (0.1)%		(18,217)
NET ASSETS — 100.0%		$15,957,946

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2016. Date shown is the date on which the Fund can unconditionally demand payment.

AMT — Alternative Minimum Tax
GO — General Obligation
IDA — Industrial Development Authority
IDC — Industrial Development Corp.
LOC — Letter of Credit
N.A. — National Association
NYC — New York City
PCFA — Pollution Control Financing Authority
RB — Revenue Bond
Ser — Series

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 98.2%
ALASKA — 2.6%
Valdez, Marine Terminal, Exxon Mobil Project, RB
0.28%, 8/1/16 (A)	$200,000	$200,000

ARIZONA — 2.6%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.40%, 8/1/16 (A)	200,000	200,000

CALIFORNIA — 27.9%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.44%, 8/4/16 (A)	300,000	300,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.37%, 8/1/16 (A)	200,000	200,000
California State, Infrastructure & Economic Development Bank, Los Angeles Museum Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.32%, 8/1/16 (A)	300,000	300,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.41%, 8/4/16 (A)	300,000	300,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.40%, 8/1/16 (A)	200,000	200,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.25%, 8/1/16 (A)	200,000	200,000
Sacramento, Municipal Utility District, Ser M, RB, (LOC: State Street Bank & Trust Co.)
0.44%, 8/4/16 (A)	300,000	300,000
University of California, Ser AL-4, RB
0.40%, 8/4/16 (A)	300,000	300,000
		2,100,000
GEORGIA — 4.0%
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
0.45%, 8/3/16 (A)	300,000	300,000

ILLINOIS — 4.0%
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.45%, 8/4/16 (A)	300,000	300,000

INDIANA — 4.0%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.44%, 8/4/16 (A)	300,000	300,000

KENTUCKY — 2.6%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.49%, 8/3/16 (A)	200,000	200,000

MASSACHUSETTS — 2.6%
Massachusetts State, HEFA, Harvard University Project, Ser R, RB
0.30%, 8/1/16 (A)	200,000	200,000

MICHIGAN — 2.7%
University of Michigan, Ser B, RB, (LOC: Northern Trust Company)
0.30%, 8/1/16 (A)	200,000	200,000

MINNESOTA — 4.0%
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.40%, 8/3/16 (A)	300,000	300,000

MISSISSIPPI — 4.0%
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.30%, 8/1/16 (A)	100,000	100,000
Mississippi State, Business Financial, Chevron USA Project, Ser L, RB
0.39%, 8/1/16 (A)	200,000	200,000
		300,000
NEW MEXICO — 4.0%
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.45%, 8/4/16 (A)	300,000	300,000

NEW YORK — 17.3%
Nassau, Health Care, Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.46%, 8/5/16 (A)	300,000	300,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.46%, 8/3/16 (A)(B)	300,000	300,000
NYC, Ser H-1, GO
0.39%, 8/1/16 (A)	200,000	200,000
NYC, Water & Sewer System, Ser B-4, RB
0.37%, 8/1/16 (A)	200,000	200,000
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.47%, 8/3/16 (A)	300,000	300,000
		1,300,000
OREGON — 4.0%
Clackamas County, Hospital Facility Authority, Legacy Health Systems Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.42%, 8/3/16 (A)	300,000	300,000

TEXAS — 2.7%
Harris County, Ser B, GO
4.00%, 10/1/16	200,000	201,239

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
VIRGINIA — 6.6%
Norfolk, Economic Development Authority, Sentara Healthcare Project, RB
0.45%, 8/4/16 (A)	$300,000	$300,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB
0.46%, 8/3/16 (A)	200,000	200,000
		500,000
WASHINGTON — 1.3%
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.60%, 8/4/16 (A)	100,000	100,000

WYOMING — 1.3%
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.32%, 8/1/16 (A)	100,000	100,000
TOTAL MUNICIPAL OBLIGATIONS		7,401,239

TOTAL INVESTMENTS
(Cost $7,401,239) †— 98.2%		7,401,239
OTHER ASSETS AND LIABILITIES, NET — 1.8%		137,763
NET ASSETS — 100.0%		$7,539,002

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2016. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

AMT — Alternative Minimum Tax
DFA — Developmental Finance Authority
EFA — Education Facilities Authority
GO — General Obligation
HDC — Housing Development Corporation
HEFA — Health and Education Facilities Authority
LOC — Letter of Credit
MFA — Municipal Finance Authority
N.A. — National Association
NYC — New York City
NYS — New York State
PCFA — Pollution Control Financing Authority
RB — Revenue Bond
Ser — Series

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional U.S. Government Fund • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 65.7%
FANNIE MAE — 1.9%
0.63%, 8/26/16 (A)	$5,000,000	$5,000,273
1.25%, 9/28/16 (A)	3,570,000	3,574,348
1.38%, 11/15/16 (A)	4,050,000	4,060,649
0.75%, 5/15/17 (A)	6,400,000	6,400,436
		19,035,706
FANNIE MAE, DISCOUNT NOTE — 13.8%
0.58%, 8/15/16 (A) (B)	6,000,000	5,998,647
0.36%, 8/17/16 (A) (B)	15,600,000	15,597,504
2.28%, 9/2/16 (A) (B)	60,000,000	59,979,733
0.42%, 11/16/16 (A) (B)	20,000,000	19,975,033
0.35%, 12/16/16 (A) (B)	40,000,000	39,946,722
		141,497,639
FEDERAL FARM CREDIT BANK — 3.4%
0.50%, 10/11/16 (C)	10,000,000	10,002,372
0.56%, 12/14/16 (C)	12,000,000	11,999,774
0.60%, 12/27/16	7,425,000	7,430,162
0.52%, 7/25/17 (C)	4,500,000	4,499,541
0.55%, 2/27/17 (C)	865,000	864,828
		34,796,677
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 11.8%
0.57%, 8/2/16 (B)	10,000,000	9,999,842
0.30%, 8/3/16 (B)	14,000,000	13,999,771
0.29%, 8/4/16 (B)	5,000,000	4,999,879
0.47%, 8/12/16 (B)	12,500,000	12,498,205
0.48%, 8/19/16 (B)	25,000,000	24,994,000
0.29%, 8/29/16 (B)	10,970,000	10,967,526
0.38%, 9/14/16 (B)	12,500,000	12,494,194
0.30%, 9/21/16 (B)	12,500,000	12,494,688
0.42%, 10/19/16 (B)	12,500,000	12,488,479
0.53%, 7/5/17 (B)	6,500,000	6,467,655
		121,404,239
FEDERAL HOME LOAN BANK — 6.9%
0.54%, 9/23/16 (C)	25,000,000	25,000,000
0.57%, 10/19/16 (C)	20,000,000	20,000,000
1.00%, 3/8/17	7,500,000	7,513,412
0.65%, 4/28/17	18,000,000	18,000,000
		70,513,412
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 11.2%
0.32%, 8/17/16 (B)	50,000,000	49,992,889
0.31%, 10/4/16 (B)	50,000,000	49,972,445
0.42%, 10/5/16 (B)	15,000,000	14,988,625
		114,953,959
FREDDIE MAC — 3.3%
2.00%, 8/25/16 (A)	2,525,000	2,527,462
0.47%, 9/16/16 (A) (C)	6,500,000	6,499,759
0.88%, 10/14/16 (A)	25,000,000	25,018,409
		34,045,630
FREDDIE MAC, DISCOUNT NOTE — 13.4%
0.46%, 8/12/16 (A) (B)	12,500,000	12,498,262
0.33%, 9/8/16 (A) (B)	25,000,000	24,991,292
0.34%, 9/20/16 (A) (B)	15,000,000	14,992,917
0.33%, 10/17/16 (A) (B)	20,000,000	19,985,883
0.25%, 10/20/16 (A) (B)	35,000,000	34,980,556
0.44%, 11/16/16 (A) (B)	5,000,000	4,993,461
0.37%, 12/19/16 (A) (B)	25,000,000	24,964,028
		137,406,399
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		673,653,661
U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bills
0.22%, 10/13/16 (B)	29,000,000	28,987,357
0.24%, 11/25/16	25,000,000	24,981,069
TOTAL U.S. TREASURY OBLIGATIONS		53,968,426
COMMERCIAL PAPER — 2.4%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 2.4%
Army and Air Force Exchange Service
0.30%, 8/1/16 (B)(D)	25,000,000	25,000,000
TOTAL COMMERCIAL PAPER		25,000,000
REPURCHASE AGREEMENTS — 26.6%
Counterparty: Bank of Montreal
0.30% dated 7/29/16, due 8/1/16
in the amount of $67,186,680, fully collateralized by U.S. Treasury obligations, par value $179,200 - $20,325,900, coupon range 0.00% - 3.13%, maturity range 4/15/17 - 7/15/25, value $68,528,764	67,185,000	67,185,000
Counterparty: Bank of Montreal
0.28% dated 7/26/16, due 8/2/16
in the amount of $25,001,361, fully collateralized by U.S. Treasury obligations, par value $3,698 - $3,684,000, coupon range 0.13% - 4.25%, maturity range 7/31/16 – 1/15/28, value $25,500,058	25,000,000	25,000,000
Counterparty: Bank of Nova Scotia
0.33% dated 7/29/16, due 8/1/16
in the amount of $100,002,750, fully collateralized by U.S. Treasury and U.S. Government obligations, par value $5,000 - $17,669,000, coupon range 0.63% - 7.25%, maturity range 4/25/17 - 11/15/30, value $102,002,805	100,000,000	100,000,000
Counterparty: RBC Capital Markets
0.30% dated 7/29/16, due 8/1/16
in the amount of $80,002,000, fully collateralized by U.S. Treasury obligations, par value $4,938,400 - $58,985,900, coupon range 1.63% - 2.00%, maturity range 7/31/20 - 8/15/25, value $81,600,048	80,000,000	80,000,000
TOTAL REPURCHASE AGREEMENTS		272,185,000

TOTAL INVESTMENTS
(Cost $1,024,807,087)† — 100.0%		1,024,807,087
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(46,147)
NET ASSETS — 100.0%		$1,024,760,940

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional U.S. Government Fund • Schedule of Investments

July 31, 2016 (unaudited)

(C)	Variable rate security. The rate shown is the current rate on July 31, 2016. Date shown represents the final maturity date.
(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities amounted to $25,000,000 or 2.44% of net assets of the Portfolio.

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments

July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 53.2%
U.S. Treasury Bills
0.39%, 8/4/16 (A)	$45,000,000	$44,998,542
0.29%, 8/18/16 (A)	50,000,000	49,990,993
0.12%, 9/22/16 (A)	40,000,000	39,986,682
0.17%, 9/29/16 (A)	50,000,000	49,979,350
0.34%, 10/13/16 (A)	50,000,000	49,965,984
0.43%, 11/17/16 (A)	40,000,000	39,949,000
0.28%, 12/1/16 (A)	20,000,000	19,980,751
0.36%, 12/22/16 (A)	20,000,000	19,971,797
0.33%, 12/29/16 (A)	50,000,000	49,932,292
0.33%, 1/5/17 (A)	50,000,000	49,928,478
0.36%, 1/26/17 (A)	25,000,000	24,956,118
U.S. Treasury Note
0.50%, 8/31/16	25,000,000	25,003,305
TOTAL U.S. TREASURY OBLIGATIONS		464,643,292
REPURCHASE AGREEMENTS — 46.8%
Counterparty: Bank of Montreal
0.30% dated 7/29/16, due 8/1/16
in the amount of $133,306,333, fully collateralized by U.S. Treasury obligations, par value $8,089,300 - $39,553,500, coupon range 0.00% - 3.88%, maturity range 7/31/17 - 8/15/40, value $135,969,083	133,303,000	133,303,000
Counterparty: Bank of Montreal
0.28% dated 7/26/16, due 8/2/16
in the amount of $50,002,722, fully collateralized by U.S. Treasury obligations, par value $30,300 - $20,276,200, coupon range 0.13% - 4.25%, maturity range 11/15/17 – 2/15/46, value $51,000,101	50,000,000	50,000,000
Counterparty: Bank of Nova Scotia
0.32% dated 7/29/16, due 8/1/16
in the amount of $100,002,667, fully collateralized by U.S. Treasury obligations, par value $100 - $41,705,900, coupon range 0.63% - 6.63%, maturity range 6/15/17 - 2/15/27, value $102,002,797	100,000,000	100,000,000
Counterparty: RBC Capital Markets
0.30% dated 7/29/16, due 8/1/16
in the amount of $125,003,125, fully collateralized by U.S. Treasury obligations, par value $14,315,800 - $68,490,900, coupon range 1.25% - 2.00%, maturity range 8/31/18 - 2/15/22, value $127,500,050	125,000,000	125,000,000
TOTAL REPURCHASE AGREEMENTS		408,303,000

TOTAL INVESTMENTS
(Cost $872,946,292) †— 100.0%		872,946,292
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(112,656)
NET ASSETS — 100.0%		$872,833,636

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: September 26, 2016

By (Signature and Title)*	/s/ Eric Kleinschmidt, Treasurer

Date: September 26, 2016

* Print the name and title of each signing officer under his or her signature.